Related Parties - Summary of Shares granted (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	8,934,704
Total grant costs, including taxes	R$ 244,295
Accumulated recognized grant costs	(64,523)
Accumulated unrecognized grant costs	R$ 179,772
Management
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	66,664
Total grant costs, including taxes	R$ 9,732
Accumulated recognized grant costs	(9,644)
Accumulated unrecognized grant costs	R$ 88
Deferred stock plan [member] | Grant Date March 4 2016 [member] | Management
Disclosure of transactions between related parties [line items]
Grant date	March 4, 2016
Number of shares granted (Quantity) | shares	66,664
Vesting period	2023
Market price of shares on the grant date | R$ / shares	R$ 32.72
Total grant costs, including taxes	R$ 9,732
Accumulated recognized grant costs	(9,644)
Accumulated unrecognized grant costs	R$ 88